CVC - EQUITY AND LONG-TERM INCENTIVE PLANS, Valuation Assumptions (Details) - $ / shares		3 Months Ended	12 Months Ended
	Dec. 30, 2017	Mar. 31, 2018	Dec. 31, 2015
Assumptions Used to Calculate the Fair Value of Stock Option Awards Granted [Abstract]
Risk-free rate (in percentage)	2.30%	2.64%
Expected life (in years)	6 years 5 months 9 days	6 years 5 months 27 days
Dividend yield (in hundredths)	0.00%	0.00%
Grant date fair value	$ 8.77	$ 7.49
Cablevision Systems Corporation And Subsidiaries | Stock Options
Assumptions Used to Calculate the Fair Value of Stock Option Awards Granted [Abstract]
Risk-free rate (in percentage)			1.82%
Expected life (in years)			8 years
Dividend yield (in hundredths)			3.63%
Volatility (in hundredths)			39.98%
Grant date fair value			$ 5.45